Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (10,663,601)	$ (2,071,259)	$ 1,417,336
Plus: (Income) Loss from discontinued operations, net of taxes	5,547,024	2,589,063	(1,595,997)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization	103,117	100,243	98,349
Depreciation	2,759,120	2,006,276	671,783
(Gain) Loss on disposal of property, plant and equipment	(134,669)	43,311	86,015
Provision for impairment of property, plant and equipment	159,209
Stock compensation expense	36,378	258,128	34,121
Shares issued to an employee		9,108
Interest received from available-for-sale investments			(13)
Gain on disposal of available-for-sale investments	(1,052)
Realized gain on available-for-sale investments	(13,980)
Deferred tax		(21,861)	(604)
Foreign exchange	(36,077)	451,079	556,007
Changes in operating assets and liabilities:
Accounts and bills receivable	(5,406,403)	11,305,230	(9,311,452)
Prepaid expenses	43,768	(136,367)	137,046
Deposits and other assets	(1,875,017)	37,744	(149,445)
Legal claims receivable			15,730
Amount due from a jointly-controlled entity			13,694
Inventories	(2,096,040)	176,868	(324,961)
Accounts payable	5,481,337	(538,343)	1,573,952
Accrued salaries, allowances and other employee benefits	97,808	1,217,697	586,492
Other accrued liabilities	305,863	3,924,708	(623,168)
Accrual for loss contingencies			(19)
Amount due from a related party	6,272	(7,043)
Income tax payable	(423,781)	(1,495,465)	663,564
Cash provided by (used in) operating activities - continuing operations	(6,110,724)	17,849,117	(6,151,570)
Cash provided by (used in) operating activities - discontinued operations	427,326	(7,903,004)	19,469,954
Net cash provided by (used in) operations	(5,683,398)	9,946,113	13,318,384
Cash flows from investing activities:
Proceeds from disposal of property, plant and equipment	163,683	160
Deposits paid for purchase of property, plant and equipment	68,940	(209,801)	(49,134)
Purchases of property, plant and equipment	(5,987,481)	(6,846,445)	(269,262)
Decrease (Increase) in time deposits	(11,339,515)		1,567,786
Proceeds from disposal of available-for-sale investments	18,218	2,000,000	9,000,000
Purchases of available-for-sale investments			(8,999,987)
Cash provided by (used in) investing activities - continuing operations	(17,076,155)	(5,056,086)	1,249,403
Cash used in investing activities - discontinued operations	(32,682)	(260,517)	(416,426)
Net cash provided by (used in) investing activities	(17,108,837)	(5,316,603)	832,977
Cash flows from financing activities:
Receipts (Deposits) of restricted cash	10,738,758	(9,850,513)	15,420,274
Proceeds from short-term bank loans	2,478,656	757,941
Settlements of short-term bank loans			(8,930,492)
Proceeds from exercise of stock options	14,250
Cash dividend paid		(3,040,753)
Cash provided by (used in) financing activities - continuing operations	13,231,664	(12,133,325)	6,489,782
Cash used in financing activities - discontinued operations	0	0	0
Net cash provided by (used in) financing activities	13,231,664	(12,133,325)	6,489,782
Effect of foreign exchange rate changes on cash	(4,505)	96,458	(53,594)
Net increase (decrease) in cash and cash equivalents	(9,565,076)	(7,407,357)	20,587,549
Cash and cash equivalents at beginning of fiscal year	32,385,376	39,792,733	19,205,184
Cash and cash equivalents at end of fiscal year	22,820,300	32,385,376	39,792,733
Supplemental disclosure information:
Cash paid for interest	137,688	109,749	106,599
Cash paid for taxes	$ 169,526	$ 700,334	$ 569,645